Condensed Consolidating Financial Statements (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Condensed, Consolidating Statement of Operations
Net sales	$ 1,216.5		$ 921.4		$ 1,472.7		$ 1,132.6		$ 1,326.3	$ 1,097.0	$ 1,714.9	$ 1,336.5	$ 4,743.2		$ 5,474.7	$ 6,104.0
Cost of sales													2,964.7		2,954.5	2,990.7
Gross margin	444.3		301.1		590.3		442.8		593.8	386.1	865.2	675.1	1,778.5		2,520.2	3,113.3
Selling, general and administrative expenses													151.9		166.0	151.8
Other operating—net													53.3		(15.8)	49.1
Total other operating costs and expenses													205.2		150.2	200.9
Gain on sale of phosphate business													750.1		0.0	0.0
Equity in earnings of operating affiliates													43.1		41.7	47.0
Operating earnings													2,366.5		2,411.7	2,959.4
Interest expense													178.2		152.2	135.3
Interest income													(0.9)		(4.7)	(4.3)
Net (earnings) of wholly-owned subsidiaries													0.0
Other non-operating—net													1.9		54.5	(1.1)
Earnings before income taxes and equity in earnings of non-operating affiliates													2,187.3		2,209.7	2,829.5
Income tax provision													773.0		686.5	964.2
Equity in earnings (losses) of non-operating affiliates—net of taxes													22.5		9.6	58.1
Net earnings													1,436.8		1,532.8	1,923.4
Less: Net earnings attributable to noncontrolling interest													46.5		68.2	74.7
Net earnings attributable to common stockholders	$ 238.3	[1]	$ 130.9	[1]	$ 312.6	[1]	$ 708.5	[1]	$ 325.8	$ 234.1	$ 498.2	$ 406.5	1,390.3	[1]	1,464.6	1,848.7
Reportable legal entities | Parent
Condensed, Consolidating Statement of Operations
Selling, general and administrative expenses													2.8		2.7	2.5
Total other operating costs and expenses													2.8		2.7	2.5
Operating earnings													(2.8)		(2.7)	(2.5)
Net (earnings) of wholly-owned subsidiaries													(1,392.0)		(1,466.4)	(1,851.2)
Other non-operating—net													(0.1)
Earnings before income taxes and equity in earnings of non-operating affiliates													1,389.3		1,463.7	1,848.7
Income tax provision													(1.0)		(0.9)	0.0
Net earnings													1,390.3		1,464.6	1,848.7
Net earnings attributable to common stockholders													1,390.3		1,464.6	1,848.7
Reportable legal entities | CF Industries
Condensed, Consolidating Statement of Operations
Net sales													712.2		1,105.8	3,747.9
Cost of sales													528.6		886.0	1,854.6
Gross margin													183.6		219.8	1,893.3
Selling, general and administrative expenses													13.5		11.8	128.0
Other operating—net													(5.0)		7.6	24.0
Total other operating costs and expenses													8.5		19.4	152.0
Gain on sale of phosphate business													764.5
Equity in earnings of operating affiliates															0.0	4.9
Operating earnings													939.6		200.4	1,746.2
Interest expense													246.9		155.1	126.8
Interest income													(0.2)		(0.9)	(1.4)
Net (earnings) of wholly-owned subsidiaries													(969.2)		(1,423.0)	(792.8)
Other non-operating—net													0.0		(0.4)	0.0
Earnings before income taxes and equity in earnings of non-operating affiliates													1,662.1		1,469.6	2,413.6
Income tax provision													270.0		3.0	562.2
Equity in earnings (losses) of non-operating affiliates—net of taxes													(0.1)		(0.2)	(0.2)
Net earnings													1,392.0		1,466.4	1,851.2
Net earnings attributable to common stockholders													1,392.0		1,466.4	1,851.2
Reportable legal entities | Other Subsidiaries
Condensed, Consolidating Statement of Operations
Net sales													5,073.4		5,767.5	2,514.5
Cost of sales													3,478.5		3,463.0	1,287.2
Gross margin													1,594.9		2,304.5	1,227.3
Selling, general and administrative expenses													135.6		151.5	21.3
Other operating—net													58.3		(23.4)	25.1
Total other operating costs and expenses													193.9		128.1	46.4
Gain on sale of phosphate business													(14.4)
Equity in earnings of operating affiliates													43.1		41.7	42.1
Operating earnings													1,429.7		2,218.1	1,223.0
Interest expense													(68.5)		(1.8)	10.1
Interest income													(0.9)		(4.9)	(4.5)
Other non-operating—net													2.0		54.9	(1.1)
Earnings before income taxes and equity in earnings of non-operating affiliates													1,497.1		2,169.9	1,218.5
Income tax provision													504.0		684.4	402.0
Equity in earnings (losses) of non-operating affiliates—net of taxes													22.6		9.8	58.3
Net earnings													1,015.7		1,495.3	874.8
Less: Net earnings attributable to noncontrolling interest													46.5		72.3	82.0
Net earnings attributable to common stockholders													969.2		1,423.0	792.8
Eliminations
Condensed, Consolidating Statement of Operations
Net sales													(1,042.4)		(1,398.6)	(158.4)
Cost of sales													(1,042.4)		(1,394.5)	(151.1)
Gross margin													0.0		(4.1)	(7.3)
Operating earnings													0.0		(4.1)	(7.3)
Interest expense													(0.2)		(1.1)	(1.6)
Interest income													0.2		1.1	1.6
Net (earnings) of wholly-owned subsidiaries													2,361.2		2,889.4	2,644.0
Earnings before income taxes and equity in earnings of non-operating affiliates													(2,361.2)		(2,893.5)	(2,651.3)
Net earnings													(2,361.2)		(2,893.5)	(2,651.3)
Less: Net earnings attributable to noncontrolling interest													0.0		(4.1)	(7.3)
Net earnings attributable to common stockholders													$ (2,361.2)		$ (2,889.4)	$ (2,644.0)

[1]	For the three months ended March 31, 2014, net earnings attributable to common stockholders includes an after-tax gain of $461.0 million from the sale of the phosphate business, and net earnings per share attributable to common stockholders, basic and diluted, include the per share impact of $8.39. During the fourth quarter of 2014, the purchase price was finalized which increased the after-tax gain to $462.8 million for the year ended December 31, 2014, which also increased the per share impact on net earnings attributable to common stockholders, basic and diluted, to $9.01. See Note 4—Phosphate Business Disposition, for additional information.